Other Long-Term Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	OTHER LONG-TERM ASSETS

As at December 31 (millions of dollars)	2022	2021
Deferred pension assets (Note 19)	358	—
Right-of-Use assets (Note 22)	56	57
Investments	35	22
Other long-term assets	12	14
	461	93